CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit/(loss) before taxes		€ (26,605)	€ 4,032	[1]	€ 22,418	[1]
Adjustments for non-cash items and other:
depreciation and amortization		6,981	7,226	[1]	7,549	[1]
(gains)/losses on disposals		1,757	(32)	[1]	(195)	[1]
share of the (profit)/loss of equity method investees		1,271	46	[1]	(468)	[1]
other non-cash items		10,797	1,927	[1]	720	[1]
Change in provisions and employee benefits liabilities		11,330	1,779	[1]	2,460	[1]
Net change in receivables related to financial services activities		(4,867)	(3,455)	[1]	(3,586)	[1]
Change in carrying amount of leased vehicles	[2]	(5,379)	(3,885)	[1]	(1,747)	[1]
Dividends received		276	335	[1]	312	[1]
Income tax received/(paid), net		(204)	(2,792)	[1]	(2,649)	[1]
Changes in working capital		(7)	(3,646)	[1]	(6,860)	[1]
Net cash from/(used in) operating activities		(4,650)	1,535	[1]	17,954	[1]
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies		485	261	[1]	1,457	[1]
Acquisitions of consolidated subsidiaries and equity method and other investments		(425)	(1,652)	[1]	(3,885)	[1]
Proceeds from disposals of property, plant and equipment and intangible assets		229	365	[1]	533	[1]
Investments in property, plant and equipment and intangible assets		(7,987)	(11,060)	[1]	(10,193)	[1]
Change in amounts payable on property, plant and equipment and intangible assets		(1,155)	223	[1]	1,068	[1]
Changes in loans to joint ventures and associates		91	(696)	[1]	(248)	[1]
Change in securities		2,856	2,422	[1]	(2,754)	[1]
Other changes		9	32	[1]	(193)	[1]
Net cash from/(used in) investing activities		(5,897)	(10,105)	[1]	(14,215)	[1]
Distributions paid:
to Stellantis shareholders		(1,959)	(4,651)	[1]	(4,208)	[1]
to non-controlling shareholders of subsidiaries		(5)	(10)	[1]	0	[1]
Proceeds from issuance of shares		49	104	[1]	92	[1]
(Purchases)/sales of treasury shares		0	(3,000)	[1]	(2,434)	[1]
Changes in short-term debt and other financial assets and liabilities		451	1,575	[1]	1,273	[1]
Gross outflows in repayments of long-term debt		(5,156)	(8,471)	[1]	(4,382)	[1]
Proceeds from issuances of long-term debt		14,194	13,115	[1]	4,168	[1]
Other changes		0	(5)	[1]	(10)	[1]
Net cash from/(used in) financing activities		7,574	(1,343)	[1]	(5,501)	[1]
Effect of changes in exchange rates		(1,278)	410	[1]	(836)	[1]
(Increase)/decrease in cash and cash equivalents included in asset held for sale		297	(66)	[1]	(166)	[1]
Increase/(decrease) in cash and cash equivalents		(3,954)	(9,569)	[1]	(2,764)	[1]
Net cash and cash equivalents at beginning of the period	[1]	34,100	43,669		46,433
Net cash and cash equivalents at end of the period		€ 30,146	€ 34,100	[1]	€ 43,669	[1]

[1]	(1) Certain line items in prior periods have been reclassified to enhance the consistency and comparability of the financial disclosures.
Refer to Note 1, Basis of presentation for additional information

[2]	(2) The change in the carrying amount of leased vehicles includes cash flows related to Assets sold with a buy-back commitment, assets subject to operating leases recognized under Property, plant and equipment and Payables for buy-back agreements recognized under
Other liabilities. This includes depreciation, impairment losses, and write-offs of leased vehicles